Consolidated Statements of Stockholders Equity and Comprehensive Loss (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011 Common Stock - First Issuance [Member]	Sep. 30, 2011 Common Stock - Third Issuance [Member]
Common stock issued, issuance costs	$ 698	$ 5,400